Shareholders' Equity (Details)										12 Months Ended
	Dec. 19, 2025 USD ($)	Dec. 19, 2025 JPY (¥)	Sep. 25, 2025 ¥ / shares	Nov. 15, 2024 $ / shares shares	Oct. 21, 2024	Jun. 27, 2024 USD ($)	Jun. 27, 2024 JPY (¥)	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 13, 2022 $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 JPY (¥)	Jun. 27, 2024 JPY (¥)
Shareholders’ Equity [Line Items]
Pursuant to the company sold amount								5,970,152
Purchase price (in Dollars per share) | $ / shares								$ 6.7
Sale of shares (in Shares)				625,000					6,250,000
Proceeds from issuance of common stock | $								$ 4,000,000					$ 3,747,282
Public price per share (in Dollars per share) | $ / shares				$ 40					$ 4
Ordinary shares issued (in Shares)				25,000					250,000	42,327,806		42,220,206
Gross proceeds from IPO | $										$ 25,000,000
Net proceeds | $										21,400,000
Change in stock conversion ratio, stock split, description					On October 21, 2024, the Company approved a change of the ratio of its ADSs to its ordinary shares from one ADS representing one ordinary share to one ADS representing 10 ordinary shares. The ratio change resulted in a reverse split on the Company’s ADSs on the basis of one new ADS for every 10 old ADSs held.
Capital reduction						$ 846,116								$ 81,150	¥ 10,000,000	¥ 99,000,000
Designated on capital reduced						15,870,723	¥ 1,856,786,684			779,707	¥ 91,221,358
Total restricted net assets | $										$ 27,027,266		$ 27,027,266
Interim dividend per share | ¥ / shares			¥ 1.89
Aggregate dividend payment	$ 530,957	¥ 79,999,557
Minimum [Member]
Shareholders’ Equity [Line Items]
Capital reduction						15,870,723								779,707	91,221,358	1,856,786,684
Maximum [Member]
Shareholders’ Equity [Line Items]
Capital reduction						$ 16,716,839								$ 860,857	¥ 101,221,358	¥ 1,955,786,684
ADS [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares								$ 6.7
Sale of shares (in Shares)								597,015
ADS [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Pursuant to the company sold amount								5,970,152
Purchase price (in Dollars per share) | $ / shares								$ 0.67